Investments and Derivative Instruments (Details Textual) (USD $)	3 Months Ended										12 Months Ended
	Dec. 31, 2013 Security loans		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012 loans		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 Security loans		Dec. 31, 2012 loans		Dec. 31, 2011
Collateral Obtained off of Fair Value of Securities Transferred, Percentage	95.00%										95.00%
Percentage of largest exposure to invested assets	10.00%										10.00%
Exposures in commercial real estate sector percentage of invested assets	9.00%					10.00%					9.00%		10.00%
Company's exposures in municipal investments sector percentage of invested assets	8.00%					8.00%					8.00%		8.00%
Company's exposures in basic industry sector percentage of invested assets	7.00%					8.00%					7.00%		8.00%
Number of securities included in AFS securities in unrealized loss position	1,007										1,007
Percentage of gross unrealized losses depressed	89.00%										89.00%
Securities depressed to cost or amortized cost lower limit	20.00%										20.00%
Number of years to maturity for securities concentrated in financial services sector											10 years
Carrying value of mortgage loans valuation allowance	$ 86,000,000					$ 189,000,000					$ 86,000,000		$ 189,000,000
Debt securities carrying amount	53,000,000					47,000,000					53,000,000		47,000,000
Subsequent impairment	3,000,000					3,000,000					3,000,000		3,000,000
Current weighted average loan to value ratio of commercial mortgage loan	57.00%										57.00%
Weighted average loan to value ratio of commercial mortgage loan	63.00%										63.00%
Avg Debt-Service Coverage Ratio	2.23										2.23
Number of delinquent loans	0					1					0		1
Limited Partnerships and Other Alternative Investments	1,329,000,000					1,372,000,000					1,329,000,000		1,372,000,000
Assets	202,715,000,000					215,891,000,000					202,715,000,000		215,891,000,000
Liabilities	194,476,000,000					205,508,000,000					194,476,000,000		205,508,000,000
Net Investment Income											1,683,000,000		2,536,000,000		2,572,000,000
Net income attributable to Hartford Life Insurance Company	(81,000,000)		201,000,000	(35,000,000)	380,000,000	(25,000,000)		203,000,000	87,000,000	289,000,000	465,000,000		554,000,000		244,000,000
Notional Amount	4,500,000,000					5,100,000,000					4,500,000,000		5,100,000,000
Cash flow hedge gain (loss) to be reclassified within											46,000,000
Cash collateral received	171					607					171		607
Fair value of securities on deposit	13,000,000					14,000,000					13,000,000		14,000,000
Variable interest entity liabilities for other liabilities	35,000,000	[1]				111,000,000	[1]				35,000,000	[1]	111,000,000	[1]
Net income (loss)	(81,000,000)		201,000,000	(35,000,000)	386,000,000	(22,000,000)		203,000,000	87,000,000	288,000,000	471,000,000		556,000,000		244,000,000
Gross gains and losses on sales and impairments reported in AOCI											1,400,000,000		(55,000,000)		75,000,000
Total stockholder’s equity	8,239,000,000					10,383,000,000					8,239,000,000		10,383,000,000
Percentage of Stockholders' Equity to Credit Concentration Risk	10.00%										10.00%
Pledged Financial Instruments, Not Separately Reported, Securities for Repurchase Agreements	923										923
Securities Sold under Agreements to Repurchase, Collateral, Right to Reclaim Securities	923										923
Disposal Group, Assets of Business Transferred under Modified Coinsurance Arrangement	1,300,000,000										1,300,000,000
Securities Received as Collateral	121					490					121		490
Fair Value of Securities Received as Collateral that Can be Resold or Repledged	117					348					117		348
Securities Received as Collateral, Amount Repledged and Sold											39		0
Fixed Maturities [Member]
Fair value collateral pledged	865,000,000					370,000,000					865,000,000		370,000,000
Equity Securities [Member]
Change in unrealized holding gain (loss)											1,000,000		0		1,000,000
Government of Japan Government of United Kingdom And T And T Inc [Member]
Percentage of largest exposure to invested assets	3.00%										3.00%
Jp Morgan Chase and Co Wells Fargo and Co and At and T Inc [Member]
Percentage of largest exposure to invested assets						2.00%							2.00%
Commercial [Member]
Investment delinquency period											90 days or more
Limited Partner [Member]
Limited Partnerships and Other Alternative Investments	900,000,000										900,000,000
Outstanding commitments to fund limited partnership and other alternative investments	223,000,000										223,000,000
Aggregate investment loss percentage of Company's pre-tax consolidated net income, minimum											10.00%
Assets	77,200,000,000					75,300,000,000					77,200,000,000		75,300,000,000
Liabilities	10,700,000,000					9,600,000,000					10,700,000,000		9,600,000,000
Net Investment Income											1,800,000,000		900,000,000		1,000,000
Net income attributable to Hartford Life Insurance Company											7,100,000,000		6,500,000,000		8,100,000,000
International Program Hedging Instruments [Member]
Notional Amount	57,025,000,000					48,448,000,000					57,025,000,000		48,448,000,000
International Program Hedging Instruments [Member] | Foreign Exchange Forward [Member]
Notional Amount	8,778,000,000	[2]				9,327,000,000	[2]				8,778,000,000	[2]	9,327,000,000	[2]
International Program Hedging Instruments [Member] | Equity Swap [Member]
Notional Amount	3,830,000,000					2,683,000,000					3,830,000,000		2,683,000,000
International Program Hedging Instruments [Member] | Net Hedge Position [Member] | Foreign Exchange Forward [Member]
Notional Amount	(1,600,000,000)					100,000,000					(1,600,000,000)		100,000,000
International Program Hedging Instruments [Member] | Long Hedge Position [Member] | Foreign Exchange Forward [Member]
Notional Amount	3,600,000,000					4,700,000,000					3,600,000,000		4,700,000,000
International Program Hedging Instruments [Member] | Short Hedge Position [Member] | Foreign Exchange Forward [Member]
Notional Amount	5,200,000,000					4,600,000,000					5,200,000,000		4,600,000,000
Basket Credit Default Swaps [Member] | Standard Market Indices of Diversified Portfolios [Member]
Standard market indices of diversified portfolios of corporate issuers	2,300,000,000					2,400,000,000					2,300,000,000		2,400,000,000
JAPAN [Member]
Percentage of largest exposure to invested assets	2.00%										2.00%
Total stockholder’s equity	0										0
Percentage of Stockholders' Equity to Credit Concentration Risk	10.00%										10.00%
JAPAN [Member] | Three Win Related Foreign Currency Swaps [Member]
Associated liability adjusted for changes in spot rates through realized capital gain											250,000,000		189,000,000		(100,000,000)
JAPAN [Member] | Fixed annuity hedging instruments [Member]
Associated liability adjusted for changes in spot rates through realized capital gain											324,000,000		245,000,000		(129,000,000)
Retirement Plans [Member]
OTTI losses recognized in other comprehensive income											173,000,000
Fixed Maturities AFS [Member]
Secured Debt, Dollar Rolls	700,000,000										700,000,000
Other Liabilities [Member]
Secured Debt, Dollar Rolls	700,000,000										700,000,000
Derivative Liability, Fair Value, Net	$ (826,000,000)										$ (826,000,000)

[1]	Included in other liabilities in the Company’s Consolidated Balance Sheets.
[2]	As of December 31, 2013 and 2012 net notional amounts are $(1.6) billion and $0.1 billion, respectively, which include $3.6 billion and $4.7 billion, respectively, related to long positions and $5.2 billion and $4.6 billion, respectively, related to short positions.